Segment Information, Products and Services (Details) $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2017 USD ($)	Sep. 29, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 23, 2016 USD ($)	Jun. 24, 2016 USD ($)	Mar. 25, 2016 USD ($)	Dec. 31, 2017 USD ($) Segment	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Segment Reporting [Abstract]
Number of reportable segments | Segment										3
Corporate expenses										$ 32	$ 29	$ 29
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Products										6,733	6,453	6,600
Services										2,840	2,757	2,631
Revenue, Net		$ 2,574	$ 2,293	$ 2,385	$ 2,321	$ 2,643	$ 2,184	$ 2,318	$ 2,065	9,573	9,210	9,231
Segment Reporting Information, Operating Income (Loss) [Abstract]
Operating income		268	$ 232	$ 294	$ 237	283	$ 211	$ 220	$ 244	1,031	958	812
Goodwill impairment charge										0	0	(46)
(Loss) gain related to business divestitures										0	0	(31)
Depreciation, Depletion and Amortization [Abstract]
Depreciation and amortization										225	198	203
Capital Expenditures [Abstract]
Capital Expenditures										224	210	195
Total Assets [Abstract]
Total Assets		12,729				11,865				12,729	11,865	12,069
Assets held for sale		135				0				135	0	0
Assets of discontinued operations		306				481				306	481	1,124
NSS Including Business Retained [Member] | Continuing Operations [Member]
Segment Reporting Information, Operating Income (Loss) [Abstract]
Goodwill impairment charge	[1]											(46)
Operating Segments [Member]
Segment Reporting Information, Operating Income (Loss) [Abstract]
Operating income										1,031	958	889
Operating Segments [Member] | ISRS [Member]
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Products										2,540	2,662	2,696
Services										1,463	1,450	1,403
Segment Reporting Information, Operating Income (Loss) [Abstract]
Operating income										348	362	312
Depreciation, Depletion and Amortization [Abstract]
Depreciation and amortization										87	80	83
Capital Expenditures [Abstract]
Capital Expenditures										74	83	77
Total Assets [Abstract]
Total Assets		4,135				4,117				4,135	4,117	4,219
Operating Segments [Member] | C&NS [Member]
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Products										2,424	2,238	2,244
Services										717	678	637
Segment Reporting Information, Operating Income (Loss) [Abstract]
Operating income										362	298	288
Depreciation, Depletion and Amortization [Abstract]
Depreciation and amortization										66	63	68
Capital Expenditures [Abstract]
Capital Expenditures										76	51	48
Total Assets [Abstract]
Total Assets		3,505				3,258				3,505	3,258	3,222
Operating Segments [Member] | Electronic Systems [Member]
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Products										1,814	1,617	1,716
Services										695	653	612
Segment Reporting Information, Operating Income (Loss) [Abstract]
Operating income										321	298	289
Depreciation, Depletion and Amortization [Abstract]
Depreciation and amortization										72	55	52
Capital Expenditures [Abstract]
Capital Expenditures										52	66	64
Total Assets [Abstract]
Total Assets		3,939				3,542				3,939	3,542	3,159
Corporate [Member]
Capital Expenditures [Abstract]
Capital Expenditures										22	10	6
Total Assets [Abstract]
Total Assets		$ 709				$ 467				709	467	345
Elimination of Intercompany Sales [Member]
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Products										(45)	(64)	(56)
Services										$ (35)	$ (24)	$ (21)

[1]	Represents non-cash goodwill impairment charges recorded during 2015 of $46 million related to a business retained by L3 in connection with the sale of the NSS segment.